ACQUISITION OF OIL AND GAS PROPERTIES	12 Months Ended
Dec. 31, 2012
ACQUISITION OF OIL AND GAS PROPERTIES
ACQUISITION OF OIL AND GAS PROPERTIES

NOTE 3 – ACQUISITION OF OIL AND GAS PROPERTIES

Fisher I Property – On May 23, 2011, Stanford purchased proved developed and undeveloped oil and natural gas reserves (the “Fisher I Property”) located in the Permian Basin, Andrews County, Texas. The Fisher I Property acquired consisted of 100% of the working interest (75% net revenue interest) in four producing leases, a 99.6% working interest (74.7% net revenue interest) in 640 undeveloped acres and a 92.0% working interest (69.0% net revenue interest) in 960 undeveloped acres. The Fisher I Property was acquired for $2,296,228 of total consideration consisting of cash of $2,183,306, the transfer of 20,000 shares of Ring Energy, Inc. (“Ring”) common stock, valued at $2.00 per share or $40,000, and the issuance of a put option relating to the Ring shares valued at $72,922, whereby the holders could put the Ring shares back to Stanford for $5.00 per share through November 24, 2011.

For purposes of acquisition accounting, the fair value of the Ring shares transferred was determined based on the price stockholders of the Company paid to purchase the shares in May 2011 (See Note 11) since there was not an active market for the Ring shares. The value of the put option was determined using the Black-Scholes option pricing model based on the following assumptions: risk-free interest rate of 0.11%; expected life of 0.5 years; dividend yield of 0% and volatility of 207%. Stanford incurred $30,673 of acquisition-related costs, which have been included in general and administrative expense in the accompanying statement of income.

The acquisition qualified as a business combination and as such, Stanford recognized the assets acquired and the liabilities assumed at their fair values as of the May 23, 2011 acquisition date, which is the date the Company obtained control of the properties. Oil and natural gas sales receivable and production costs payable at May 23, 2011 were not material. The estimated fair value of these properties approximated the consideration paid, which the Company concluded approximated the fair value that would be paid by a typical market participant. As a result, neither goodwill nor a bargain purchase gain was recognized related to the acquisition. The following table summarizes the assets acquired and the liabilities assumed:

Proved developed and undeveloped oil and gas properties	$2,358,483
Asset retirement obligation	(62,255)
Total Identifiable Net Assets	$2,296,228

Oil and natural gas sales and income from operations before general and administrative expense from the Fisher I Property, included in the accompanying statement of operations for the eight months ended December 31, 2011, were $166,250 and $49,116, respectively.

Miocene Property – On August 17, 2011, Stanford purchased additional proved developed and undeveloped oil and natural gas reserves (the “Miocene Property”) located in the Permian Basin, Andrews County, Texas. The Miocene Property consisted of 100% of the working interest (75% to 77% net revenue interest) in three producing leases. The Miocene Property was acquired for cash totaling $1,791,165. The Company incurred $98,984 of acquisition-related costs, which have been included in general and administrative expense in the accompanying statement of income.

The acquisition was recognized as a business combination whereby Stanford recorded the assets acquired and the liabilities assumed at their fair values as of August 17, 2011, which is the date the Company obtained control of the properties and was the acquisition date for financial reporting purposes. The estimated fair value of Miocene Property approximated the consideration paid, which the Company concluded approximated the fair value that would be paid by a typical market participant. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Assets Acquired
Accounts receivable	$52,278
Proved developed and undeveloped oil and gas properties	1,810,662
Liabilities Assumed
Accounts payable	(32,181)
Asset retirement obligation	(39,594)
Total Identifiable Net Assets	$1,791,165

Oil and natural gas sales and income from operations before general and administrative expense from the Miocene Property, included in the accompanying statement of operations for the eight months ended December 31, 2011, were $217,959 and $60,313, respectively.

Fisher II Property – On December 1, 2011, the Company purchased proved developed and undeveloped oil and natural gas reserves (the “Fisher II Property”) located in the Permian Basin, Andrews County, Texas. The Fisher II Property acquired consisted of 100% of the working interest (75% net revenue interest) in one lease.  The Fisher II Property was acquired for $1,747,760 of total consideration consisting of cash of $1,150,000, the transfer of 80,000 shares of Ring common stock, valued at $4.00 per share or $320,000, and the issuance of a put option relating to the Ring shares valued at $277,760, whereby the holder can put the Ring shares back to Stanford at $5.00 per share through December 1, 2012.

Due to the lack of an active market for the Ring shares, the fair value of the Ring shares transferred was determined based on the price at which Ring shares were being sold in a private placement active during the time period that this acquisition occurred. The value of the put option was determined using the Black-Scholes option pricing model based on the following assumptions: risk-free interest rate of 0.11%; expected life of 1.0 years; dividend yield of 0% and volatility of 198%. The Company incurred $6,898 of acquisition-related costs, which have been included in general and administrative expense in the accompanying statement of income.

The acquisition of the Fisher II Property was recognized as a business combination. Stanford recorded the assets acquired and the liabilities assumed at their fair values. The estimated fair value of the Fisher II Property approximated the consideration paid, which the Company concluded approximated the fair value that would be paid by a typical market participant. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Proved developed and undeveloped oil and gas properties	$1,915,152
Asset retirement obligation	(167,392)
Total Identifiable Net Assets	$1,747,760

Oil and natural gas sales and loss from operations before general and administrative expense from the Fisher II Property, included in the accompanying statement of operations for the eight months ended December 31, 2011, were $4,465 and $(7,416), respectively.

Ring Energy, Inc. – On June 28, 2012, Ring Energy, Inc. (“Ring”) completed the acquisition of Stanford Energy, Inc. through the closing of a stock-for-stock exchange agreement dated May 3, 2012.  As a result, Stanford became a wholly-owned subsidiary of Ring. As further described in Note 1, Stanford was determined to be the accounting acquirer. The acquisition of Ring was recognized as the issuance by Stanford of the 6,579,808 common shares of Ring that remained outstanding. The Company incurred $87,181 of acquisition-related costs, which have been included in general and administrative expense in the accompanying statement of operations. The fair value of Ring’s net assets was more clearly determinable than the fair value of the common shares deemed issued; therefore, the common shares were valued at the fair value of the net assets acquired as follows:

Cash	$10,887,561
Note payable to Ring cancelled	2,003,122
Prepaid expenses	26,942
Property and equipment	187,637
Tax benefit	436,391
Accounts payable	(9,893)
Fair Value of Net Assets	$13,531,760

There were no oil and natural gas sales or costs of operations before general and administrative expense from the properties acquired in the Ring Energy, Inc. transaction included in our operations for the year ended December 31, 2012.

Kansas Property – On September 1, 2012, Ring signed a letter of intent regarding the acquisition of two companies who collectively owned the mineral leases referred to as the Kansas Property.  On November 19, 2012, Ring completed the acquisition of CRH Mississippi South Fund, an Oklahoma corporation (“CRH”) and Pontious Mississippi South Fund, an Oklahoma corporation (“Pontious”), through the closing of the Agreement and Plan of Merger dated November 7, 2012, with CRH, and its sole shareholder, and Pontious, and its sole shareholder (the “Merger Agreement”). As a result, CRH and Pontious were merged with and into Ring. Ring issued 312,500 common shares to each of those shareholders and paid an aggregate of $2,277,112 to them.  The cash amount paid at closing was reduced by $42,888 from the amount set forth in the Merger Agreement because one of the target companies was not able to deliver a full 100% working interest in one of the leases held by it.  Due to the lack of an active market for the Ring shares, the fair value of the Ring shares issued were valued at $4.50 per share based on the price at which Ring shares were being sold in a private placement offering during the time period that this acquisition occurred. To the extent of the common shares issued, the transaction was intended to be a nontaxable reorganization to the selling shareholders of CRH and Pontious. The Company incurred $22,225 of acquisition-related costs, which have been included in general and administrative expense in the accompanying statement of operations.

The acquisition of the Kansas Property was recognized as a business combination. Ring recorded the assets acquired and the liabilities assumed at their fair values. The estimated fair value of the Kansas Property approximated the consideration paid, which the Company concluded approximated the fair value that would be paid by a typical market participant. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Proved developed and undeveloped oil and gas properties	$6,703,508
Deferred tax liability assumed	(1,362,665)
Asset retirement obligation	(96,167)
Total Identifiable Net Assets	$5,244,676

Oil and natural gas sales and loss from operations before general and administrative expense from the Kansas Property, included in the accompanying statement of operations for the year ended December 31, 2012, were $3,766 and $(4,934), respectively.

Ogden Property – On September 28, 2012, the Company purchased proved developed and undeveloped oil and natural gas reserves (the “Ogden Property”) located in the Permian Basin, Andrews County, Texas. The Ogden Property consists of a 91.67% working interest, 68.75% net revenue interest in one lease covering 80 acres which included one existing well with production.  The Ogden Property was acquired for $687,501 through the issuance of 152,778 shares of Ring common stock, valued at $4.50 per share.  Due to the lack of an active market for the Ring shares, the fair value of the Ring shares transferred was determined based on the price at which Ring shares were being sold in a private placement active during the time period that this acquisition occurred.

The acquisition of the Ogden Property was recognized as a business combination. Ring recorded the assets acquired and the liabilities assumed at their fair values. The estimated fair value of the Ogden Property approximated the consideration paid, which the Company concluded approximated the fair value that would be paid by a typical market participant. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Proved developed and undeveloped oil and gas properties	$695,575
Asset retirement obligation	(8,074)
Total Identifiable Net Assets	$687,501

An analysis of significance was performed regarding this acquisition, based on the pro forma financial information published in connection with the Kansas Property acquisition referenced above. The operations of this acquisition are insignificant and it was determined that this acquisition was not material and therefore no pro forma information has been provided in relation to this acquisition.

Sunray Property – On October 30, 2012, the Company purchased proved developed and undeveloped oil and natural gas reserves (the “Sunray Property”) located in the Permian Basin, Andrews County, Texas. The Sunray Property consists of a total of 1,360 gross acres with working interest ownership ranging from 37.5% to 100%, net revenue interests ranging from 28.15% to 75%, including six existing wells with production and two additional wells that have the possibility of being put back into production.  The Sunray Property was acquired for $1,994,943 of total consideration, consisting of a cash payment of $1,000,000 and the issuance of 220,000 shares of Ring common stock, valued at $4.50 per share.  Due to the lack of an active market for the Ring shares, the fair value of the Ring shares transferred was determined based on the price at which Ring shares were being sold in a private placement offering during the time period that this acquisition occurred.

The acquisition of the Sunray Property was recognized as a business combination. Ring recorded the assets acquired and the liabilities assumed at their fair values. The estimated fair value of the Sunray Property approximated the consideration paid, which the Company concluded approximated the fair value that would be paid by a typical market participant. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

Proved developed and undeveloped oil and gas properties	$2,042,850
Asset retirement obligation	(47,907)
Total Identifiable Net Assets	$1,994,943

An analysis of significance was performed regarding this acquisition, based on the pro forma financial information published in connection with the Kansas Property acquisition referenced above. The operations of this acquisition are insignificant and it was determined that this acquisition was not material and therefore no pro forma information has been provided in relation to this acquisition.

Subsequent to the initial acquisition, we have leased additional interest in the acquired acreage.  As of December 31, 2012 our working interest ownership ranges from 33% to 100% and our net revenue interest ownership ranges from 21% to 75%.

Results from Operations – The amount of the acquired properties’ revenue and losses included in the Company’s consolidated statements of operations for the year ended December 31, 2012, and the revenue and losses of the combined entity had the acquisition dates been January 1, 2011 are as follows.

	Revenue	Net Loss
Supplemental pro forma for the year ended December 31, 2012	$1,838,470	$(1,772,371)
Supplemental pro forma for the year ended December 31, 2011	$1,433,654	$(116,420)

The supplemental pro forma net loss for the year ended December 31, 2011 includes a nonrecurring $250,000 nonrefundable transaction fee from Ring Energy, Inc.